Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2014
Columbia Variable Portfolio - Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Variable Portfolio - Core Bond Fund (the Fund) seeks total return, consisting of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period from April 30, 2013 (commencement of operations) to December 31, 2013, the Fund’s portfolio turnover rate was 350% (258% excluding mortgage dollar rolls) of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	350.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

  you invest $10,000 in the applicable class of Fund shares for the periods indicated,

  your investment has a 5% return each year, and

  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.

The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.

		Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt securities. The Fund generally invests at least 65% of its assets in debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations and other private issuers, and mortgage- and other asset-backed securities that, at the time of purchase, are rated in at least one of the three highest rating categories or are unrated but determined to be of comparable quality. The Fund may invest up to 25% of its assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield securities” or “junk bonds”).

The Fund may invest up to 25% of its assets in dollar-denominated debt securities issued by foreign governments, companies or other entities and up to 20% of its assets in preferred stock. The Fund’s dollar-weighted average maturity and duration will vary over time depending on expectations for market and economic conditions.

The Fund may invest in derivatives, including futures contracts (including interest rate futures) and swap contracts (including credit default swaps and interest rate swaps) for hedging and managing yield curve, duration and interest rate exposure; forward-settling instruments (including To Be Announced (TBA) securities) for investment purposes; inverse floaters, options (including listed futures) and collateralized debt obligations for investment purposes; and interest-only (IO) and principal-only (PO) securities for hedging and investment purposes. The Fund may participate in mortgage dollar rolls, which are a type of derivative, up to the Fund’s then current position in mortgage-backed securities. The Fund also may invest in private placements.

		The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.

Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.

Changing Distribution Level Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest income and/or dividends the Fund receives from its investments decline.

Credit Risk. Credit risk is the risk that the issuer of a debt security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivative investments will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Derivatives Risk/Credit Default Swaps Risk. A credit default swap enables an investor to buy or sell protection against a credit event, such as an issuer’s failure to make timely payments of interest or principal, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument. Swaps can involve greater risks than direct investment in the underlying securities, because swaps may be leveraged (creating leverage risk, the risk that losses from the derivative instrument may be greater than the amount invested in the derivative instrument) and subject the Fund to counterparty risk, hedging risk, pricing risk and liquidity risk. If the Fund is selling credit protection, there is a risk that a credit event will occur and that the Fund will have to pay the counterparty. If the Fund is buying credit protection, there is a risk that no credit event will occur and the Fund will receive no benefit for the premium paid.

Derivatives Risk/Dollar Rolls Risk. Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

Derivatives Risk/Forward Contracts. A forward is a contract between two parties to buy or sell an asset at a specified future time at a price agreed today. Forwards are traded in the over-the-counter markets. The Fund may purchase forward contracts, including those on mortgage-backed securities in the “to be announced” (TBA) market. In the TBA market, the seller agrees to deliver the mortgage-backed securities for an agreed upon price on an agreed upon date, but makes no guarantee as to which or how many securities are to be delivered. Investments in forward contracts subject the Fund to leverage risk and counterparty risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses to the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives Risk/Interest Rate Swaps Risk. Interest rate swaps can be based on various measures of interest rates, including the London Interbank Offered Rate (commonly known as LIBOR), swap rates, treasury rates and other foreign interest rates. A swap agreement can increase or decrease the volatility of the Fund's investments and its net asset value. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, and are, among other factors, subject to counterparty risk (the risk that the counterparty to the instrument will not perform or be able to perform in accordance with the terms of the instrument), hedging and correlation risk (the risk that a hedging strategy may not eliminate the risk that it is intended to offset, including because of a lack of correlation between the swaps and the portfolio of bonds that the swaps are designed to hedge or replace), pricing risk (swaps may be difficult to value), liquidity risk (it may not be possible to liquidate a swap position at an advantageous time or price) and interest rate risk (the risk of losses attributable to changes in interest rates), each of which may result in significant and unanticipated losses to the Fund.

Derivatives Risk/Inverse Floaters Risk. Inverse floaters (or inverse variable or floating rate securities) are a type of derivative, long-term fixed income obligation with a variable or floating interest rate that moves in the opposite direction of short-term interest rates. While inverse floaters tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement. There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect current market interest rates or adequately compensate the holder for the current creditworthiness of the issuer. Some variable or floating rate securities are structured with liquidity features and some may include market-dependent liquidity features that may present greater liquidity risk. Other risks associated with transactions include interest rate risk, credit risk and market risk.

Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.

Derivatives Risk/Swaps Risk. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Swaps could result in losses if the underlying asset or reference does not perform as anticipated. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund. Such transactions can have the potential for unlimited losses. Such risk is heightened in the case of short swap transactions involving short exposures. Swaps can involve greater risks than direct investment in the underlying asset, because swaps may be leveraged (creating leverage risk) and are subject to counterparty risk, hedging risk, pricing risk and liquidity risk.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.

Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.

High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will usually affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases. Similarly, a period of rising interest rates may negatively impact the Fund’s performance.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Liquidity Risk. Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory and market conditions, including increases in interest rates or credit spreads, may adversely affect the liquidity of the Fund's investments. The Fund may have to lower the selling price, sell other investments, or forego another, more appealing investment opportunity. Judgment plays a larger role in valuing these investments as compared to valuing more liquid investments. Price volatility is generally higher for illiquid investments. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss to the Fund.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Under certain market conditions debt securities may have greater price volatility than equity securities. An investment in the Fund could lose money over short or even long periods.

Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, but which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.

Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.

Rule 144A Securities Risk. The Fund may invest significantly in privately placed “Rule 144A” securities that are determined to be liquid in accordance with procedures adopted by the Fund’s Board. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities at a particular time could affect adversely the marketability of such securities and the Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Fund’s holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them at a particular time. Further, issuers of Rule 144A securities can require recipients of the information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.

		U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not had a full calendar year of operations as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the performance of the Barclays U.S. Aggregate Bond Index.

		Updated performance information can be obtained by calling toll-free 800-345-6611 or visiting columbiamanagement.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not had a full calendar year of operations as of the date of this prospectus and therefore performance information is not available.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-345-6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiamanagement.com
Columbia Variable Portfolio - Core Bond Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.57%
1 year	rr_ExpenseExampleYear01	$ 58
3 years	rr_ExpenseExampleYear03	183
5 years	rr_ExpenseExampleYear05	318
10 years	rr_ExpenseExampleYear10	714
1 year	rr_ExpenseExampleNoRedemptionYear01	58
3 years	rr_ExpenseExampleNoRedemptionYear03	183
5 years	rr_ExpenseExampleNoRedemptionYear05	318
10 years	rr_ExpenseExampleNoRedemptionYear10	714
Columbia Variable Portfolio - Core Bond Fund | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.43%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.82%
1 year	rr_ExpenseExampleYear01	84
3 years	rr_ExpenseExampleYear03	262
5 years	rr_ExpenseExampleYear05	455
10 years	rr_ExpenseExampleYear10	1,014
1 year	rr_ExpenseExampleNoRedemptionYear01	84
3 years	rr_ExpenseExampleNoRedemptionYear03	262
5 years	rr_ExpenseExampleNoRedemptionYear05	455
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,014